Retirement Plans	12 Months Ended
Mar. 31, 2012
Retirement Plans

14. Retirement Plans

The Company maintains defined contribution plans for employees, who become eligible to participate after three months of service. Features of these plans allow participants to contribute to a plan a percentage of their compensation, up to statutory limits depending upon the country in which a plan operates, and provide for mandatory and/or discretionary matching contributions by the Company. For the years ended March 31, 2012, April 2, 2011 and April 3, 2010, the Company recognized expense of approximately $1.6 million. $1.3 million and $0.9 million, respectively, related to these retirement plans.